Health Care Costs Payable (Notes)	12 Months Ended
Dec. 31, 2012
Health Care Costs Payable [Abstract]
Health Care Costs Payable

6.	Health Care Costs Payable

The following table shows the components of the change in health care costs payable during 2012, 2011 and 2010:

(Millions)	2012	2011	2010
Health care costs payable, beginning of the period	$2,675.5	$2,630.9	$2,895.3
Less: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, beginning of the period, net	2,672.2	2,629.2	2,893.4
Acquisition of businesses	—	89.4	—
Add: Components of incurred health care costs
Current year	23,875.6	22,047.9	23,045.6
Prior years	(146.7)	(394.4)	(326.0)
Total incurred health care costs	23,728.9	21,653.5	22,719.6
Less: Claims paid
Current year	21,067.7	19,642.9	20,588.5
Prior years	2,344.7	2,057.0	2,395.3
Total claims paid	23,412.4	21,699.9	22,983.8
Health care costs payable, end of period, net	2,988.7	2,672.2	2,629.2
Add: Reinsurance recoverables	3.8	3.3	1.7
Health care costs payable, end of the period	$2,992.5	$2,675.5	$2,630.9

Our prior year estimates of health care costs payable decreased by approximately $147 million, $394 million and $326 million in 2012, 2011 and 2010, respectively, resulting from claims being settled for amounts less than originally estimated. These reductions were primarily the result of lower health care cost trends as well as the actual claim submission time being faster than we assumed in establishing our health care costs payable in the prior year. These reductions were offset by estimated current period health care costs when we established our estimate of the current year health care costs payable. When significant decreases (increases) in prior-years' health care cost estimates have occurred that we believe have significantly impacted our current year operating results, we have disclosed that amount as favorable (unfavorable) development of prior-years' health care cost estimates. There was no significant development of prior-years' health care cost estimates during 2012. In 2011, we had approximately $207 million pretax of favorable development of prior-years' health care cost estimates that primarily resulted from lower than projected paid claims in the first half of 2011 for claims incurred in the latter half of 2010 caused by lower than projected utilization of medical services. In 2010, we had approximately $118 million pretax of favorable development of prior-years' health care cost estimates that primarily resulted from lower than projected paid claims in the first half of 2010 for claims incurred in the latter part of 2009 caused by lower than projected utilization of medical services driven by the abatement of H1N1 and other flu, among other factors.